United States

Securities and Exchange Commission

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08795

HELIOS HIGH YIELD FUND

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER, 200 VESEY STREET

NEW YORK, NY 10281-1010

(Address of principal executive officers) (Zip code)

KIM G. REDDING, PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: 06/31

Date of reporting period: July 1, 2011 - June 30, 2012

ITEM 1.  PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08795

Reporting Period: 07/01/2011 - 06/30/2012

Helios High Yield Fund

================== Helios High Yield Fund (USB is custodian) ===================

DEX ONE CORPORATION

Ticker:       DEXO           Security ID:  25212W100

Meeting Date: MAY 08, 2012   Meeting Type: Annual

Record Date:  MAR 15, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Elect Director Jonathan B. Bulkeley     For       For          Management

2     Elect Director Eugene I. Davis          For       For          Management

3     Elect Director Richard L. Kuersteiner   For       For          Management

4     Elect Director W. Kirk Liddell          For       For          Management

5     Elect Director Mark A. McEachen         For       For          Management

6     Elect Director Alfred T. Mockett        For       For          Management

7     Elect Director Alan F. Schultz          For       For          Management

8     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

9     Ratify Auditors                         For       For          Management

--------------------------------------------------------------------------------

GENERAL MOTORS COMPANY

Ticker:       GM             Security ID:  37045V100

Meeting Date: JUN 12, 2012   Meeting Type: Annual

Record Date:  APR 13, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Elect Director Daniel F. Akerson        For       For          Management

2     Elect Director David Bonderman          For       For          Management

3     Elect Director Erroll B. Davis, Jr.     For       For          Management

4     Elect Director Stephen J. Girsky        For       For          Management

5     Elect Director E. Neville Isdell        For       For          Management

6     Elect Director Robert D. Krebs          For       For          Management

7     Elect Director Philip A. Laskawy        For       For          Management

8     Elect Director Kathryn V. Marinello     For       For          Management

9     Elect Director James J. Mulva           For       For          Management

10    Elect Director Patricia F. Russo        For       For          Management

11    Elect Director Thomas M. Schoewe        For       For          Management

12    Elect Director Carol M. Stephenson      For       For          Management

13    Elect Director Theodore M. Solso        For       For          Management

14    Elect Director Cynthia A. Telles        For       For          Management

15    Ratify Auditors                         For       For          Management

16    Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HELIOS HIGH YIELD FUND

By:	/s/ Seth Gelman
Seth Gelman, Chief Compliance Officer

Date: August 31, 2012